VOYA LOGO

J. Neil McMurdie

Senior Counsel

Tel: 860.580.2824 | Fax: 860.580.4897

Email: neil.mcmurdie@voya.com

December 17, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	Voya Retirement Insurance and Annuity Company and its Variable Annuity Account B Prospectus Title: Voya Marathon Plus File Nos.: 033-34370 and 811-02512 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account B, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:

•        The form of the Statement of Additional Information Supplement that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•        The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on December 16, 2014.

If you have any questions, please call the undersigned at 860.580.2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

Windsor Site One Orange Way, C2N Windsor, CT 06095-4774	Voya Services Company